Other Intangible Assets - Currently marketed products acquired from Talecris and Progenika (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Intangible Assets
Intangible assets at beginning of the year	€ 1,269,342	€ 1,195,302
Additions	54,421	284,729
Translation differences	58,744	(162,046)
Intangible assets at end of the year	1,385,537	1,269,342
Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	1,841,207	1,682,673
Additions	60,293	284,729
Translation differences	80,172	(206,643)
Intangible assets at end of the year	2,054,740	1,841,207
Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(508,485)	(487,371)
Additions	(5,872)
Translation differences	(18,473)	43,243
Intangible assets at end of the year	(602,868)	(508,485)
Currently marketed products
Other Intangible Assets
Intangible assets at beginning of the year	793,308	941,216
Additions	(36,154)	(38,216)
Translation differences	35,878	(109,692)
Intangible assets at end of the year	793,032	793,308
Currently marketed products | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	1,024,376	1,162,204
Translation differences	47,451	(137,828)
Intangible assets at end of the year	1,071,827	1,024,376
Currently marketed products | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(231,068)	(220,988)
Translation differences	(11,573)	28,136
Intangible assets at end of the year	€ (278,795)	€ (231,068)
Talecris | Currently marketed products
Other Intangible Assets
Estimated useful life	30 years	30 years
Residual useful life	22 years 5 months	23 years 5 months
Talecris | Currently marketed products | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	€ 1,000,584	€ 1,138,412
Translation differences	47,451	(137,828)
Intangible assets at end of the year	1,048,035	1,000,584
Talecris | Currently marketed products | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(219,572)	(211,871)
Additions	(33,775)	(35,837)
Translation differences	(11,573)	28,136
Intangible assets at end of the year	€ (264,920)	€ (219,572)
Progenika Biopharma, S.A. (Spain) | Currently marketed products
Other Intangible Assets
Estimated useful life	10 years	10 years
Residual useful life	4 years 2 months	5 years 2 months
Progenika Biopharma, S.A. (Spain) | Currently marketed products | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	€ 23,792	€ 23,792
Intangible assets at end of the year	23,792	23,792
Progenika Biopharma, S.A. (Spain) | Currently marketed products | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(11,496)	(9,117)
Additions	(2,379)	(2,379)
Intangible assets at end of the year	€ (13,875)	€ (11,496)